COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Comprehensive Income [Abstract]
Net income	$ 242	$ 539	$ 875	$ 983
Other Comprehensive (Income) Loss Net Of Tax [Abstract]
Currency translation adjustment	(91)	(115)	(346)	685
Unrealized (gain) loss from derivative financial instruments, net	185	99	521	(109)
Unrealized (gain) loss from available-for-sale securities, net	66	(14)	265	(25)
Unrealized gain on defined benefit plans	0	(1)	0	(4)
Total other comprehensive (income) loss	160	(31)	440	547
Total comprehensive income	82	570	435	436
Comprehensive income attributable to the non controlling interests	136	1	134	0
Comprehensive income (loss) attributable to Teva	$ (54)	$ 569	$ 301	$ 436